UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund:  BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 124.5%
Corporate — 1.1%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$165	$176,063
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	750	876,533

		1,052,596
County/City/Special District/School District — 27.0%
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	1,019,962
5.00%, 8/01/30	1,000	1,139,350
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	222,580
Sub-Series A-1, 5.00%, 10/01/34	330	367,274
Sub-Series D-1, 5.00%, 8/01/31	440	502,489
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	2,710	2,843,901
4.75%, 11/15/45	500	505,395
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,043,265
5.00%, 7/01/33	400	442,404
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	316,360
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	175,104
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	160	162,240
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B1, 5.00%, 11/01/35	425	480,692
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	$200	$225,660
(AGM), 5.75%, 5/01/25	1,000	1,126,900
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	1,000	1,142,240
5.00%, 2/15/47	500	516,670
(AGC), 5.00%, 2/15/47	1,250	1,295,687
(AGM), 5.00%, 2/15/47	750	777,412
(NPFGC), 4.50%, 2/15/47	1,000	1,012,190
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,096,330
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,350,825
4 World Trade Center Project, 5.75%, 11/15/51	670	751,378
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,144,803
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	6,000	6,100,080

		25,761,191
Education — 31.6%
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	440	498,868
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	2,500	2,508,825
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	787,017
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	449,102
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,645	1,761,417

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Herkimer New York Industrial Development Agency, RB, College Foundation, Inc., Student Housing Project, 6.25%, 8/01/34	$1,000	$1,001,070
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,600	1,708,144
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,022,920
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	559,670
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	439,804
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	187,898
5.00%, 7/01/42	115	119,015
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,046,934
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	278,865
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,110,480
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	337,233
FIT Student Housing Corp. (NPFGC), 5.13%, 7/01/14 (b)	2,500	2,510,600
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, RB (concluded):
Fordham University, Series A, 5.00%, 7/01/28	$500	$563,735
New York University, Series B, 5.00%, 7/01/37	500	553,895
New York University, Series C, 5.00%, 7/01/38	1,000	1,120,270
Rochester Institute of Technology, 5.00%, 7/01/40	550	612,777
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	649,272
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,086,850
Teachers College, Series B, 5.00%, 7/01/42	500	541,780
The New School (AGM), 5.50%, 7/01/43	350	383,638
State of New York Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	250	285,382
Fordham University, 4.13%, 7/01/39	330	335,428
Fordham University, 5.00%, 7/01/44	640	708,922
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	2,000	2,096,540
New York University, Series A, 5.00%, 7/01/37	745	825,304
Rochester Institute of Technology, 4.00%, 7/01/32	395	407,111
Skidmore College, Series A, 5.00%, 7/01/27	135	153,503
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,733,070
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	684,612
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	493,182
Teachers College, Series A, 5.00%, 7/01/31	525	583,543

		30,146,676

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 16.5%
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	$500	$555,160
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	910,758
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	835,867
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,000	1,071,580
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,368,638
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,843
Mental Health Services (AGM), 5.00%, 2/15/22	990	1,136,678
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,857
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	280,490
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	350	380,055
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	510,445
St. Joachim & Anne Residence, 5.25%, 7/01/27	3,000	2,999,700
State of New York Dormitory Authority, Refunding RB:
New York University Hospital Center, Series A, 5.00%, 7/01/36	500	520,405
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	750	811,395
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	1,840	2,020,890
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	$750	$801,465
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,500	1,561,200

		15,776,426
Housing — 2.4%
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 7/01/30	750	862,718
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	1,425	1,389,617

		2,252,335
State — 12.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,152,000
Series S-2 (AGM), 5.00%, 1/15/37	850	922,292
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	601,274
Sub-Series B-1, 5.00%, 11/15/31	750	852,855
State of New York Dormitory Authority, ERB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,111,560
Series B, 5.75%, 3/15/36	600	698,832
Series C, 5.00%, 12/15/31	1,500	1,648,440
State of New York Dormitory Authority, RB, General Purpose, Series B, 5.00%, 3/15/42	1,500	1,639,365
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,095,580
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	364,349

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	$250	$279,125
State of New York Urban Development Corp., RB, Personal Income Tax:
Series A, 3.50%, 3/15/28	1,200	1,237,020
State Series C, 5.00%, 3/15/30	500	574,255

		12,176,947
Transportation — 22.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	656,598
Series A-1, 5.25%, 11/15/34	270	306,831
Series C, 6.50%, 11/15/28	750	901,702
Series D, 5.25%, 11/15/41	2,000	2,190,860
Series E, 5.00%, 11/15/38	650	711,477
Series H, 5.00%, 11/15/25	1,500	1,743,480
Series H, 5.00%, 11/15/30	500	559,930
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	866,663
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	275,333
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM, NPFGC), 5.00%, 1/01/37	4,000	4,401,920
Series I, 5.00%, 1/01/24	1,000	1,165,750
Series I, 5.00%, 1/01/37	2,000	2,189,940
Series I, 5.00%, 1/01/42	425	457,453
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	1,250	603,288
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,122,990
Series C, 5.00%, 11/15/38	1,000	1,110,110
Sub-Series A, 5.00%, 11/15/29	1,485	1,714,254

		20,978,579
Utilities — 11.1%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,130,150
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	$1,100	$1,231,142
Long Island Power Authority, RB, General, Electric System:
Series A (AGM), 5.00%, 5/01/36	500	535,565
Series C (CIFG), 5.25%, 9/01/29	1,000	1,200,150
Long Island Power Authority, Refunding RB, Electric System, Series A (AGC):
5.75%, 4/01/39	1,690	1,954,772
General, 6.00%, 5/01/33	2,000	2,351,880
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,110,170
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,000	1,129,430

		10,643,259

Total Municipal Bonds in New York		118,788,009

Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	855	858,916
Total Municipal Bonds — 125.4%		119,646,925

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
New York — 31.7%
County/City/Special District/School District — 8.0%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	1,000	1,179,570
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,134,970
Sub-Series I-1, 5.00%, 3/01/36	250	280,307

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	$2,475	$2,746,384
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,085	2,290,602

		7,631,833
Education — 5.2%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,239,331
State of New York Dormitory Authority, RB, (AMBAC), 5.00%, 7/01/37	2,499	2,756,884

		4,996,215
State — 0.9%
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	819,810
Transportation — 7.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,800	2,055,864
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,851,036
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	915,096

		6,821,996
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
Utilities — 10.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	$495	$569,096
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,545,121
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,188,154
Series FF-2, 5.50%, 6/15/40	405	462,888
Utility Debt Securitization Authority, Refunding RB, Series TE, 5.00%, 12/15/41	3,719	4,200,208

		9,965,467
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 31.7%		30,235,321
Total Long-Term Investments (Cost — $140,640,240) — 157.1%		149,882,246

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	1,283,164	1,283,164
Total Short-Term Securities (Cost — $1,283,164) — 1.4%		1,283,164
Total Investments (Cost — $141,923,404*) — 158.5%		151,165,410
Other Assets Less Liabilities — 1.3%		1,252,419
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3%)		(16,538,396)
VRDP Shares, at Liquidation Value — (42.5%)		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$95,379,433
* As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$125,693,010

Gross unrealized appreciation		$9,500,454
Gross unrealized depreciation		(564,069)

Net unrealized appreciation		$8,936,385

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $1,482,592.

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
BIF New York Municipal Money Fund	3,752,091	(2,468,927)	1,283,164	$373

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(142)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$17,823,219	$(73,418)

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$149,882,246	—	$149,882,246
Short-Term Securities	$1,283,164	—	—	1,283,164

Total	$1,283,164	$149,882,246	—	$151,165,410

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(73,418)	—	—	$(73,418)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	7

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$186,000	—	—	$186,000
Liabilities:
TOB trust certificates	—	$(16,536,015)	—	(16,536,015)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$186,000	$(57,036,015)	—	$(56,850,015)

There were no transfers between levels during the period ended May 31, 2014.

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Quality Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Quality Trust

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Quality Trust

Date: July 23, 2014